Simplify Enhanced Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 101.0%
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... $ 154,700,000 $ 154,535,921
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 44,500,000 43,993,034
Total U.S. Treasury Bills (Cost $198,528,384) ....................................... 198,528,955
Number of
Contracts Notional Amount
Purchased Options – 1.3%
Calls – Exchange-Traded – 0.6%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 636 368,880,000 228,960
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25 ............... 79 47,400,000 790
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 176 108,240,000 3,080
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 219 136,437,000 2,737
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 378 219,240,000 812,700
1,048,267
Puts – Exchange-Traded – 0.7%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(c) ............ 430 8,170,000 10,535
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(c) ............ 866 17,320,000 34,640
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(c) ............ 423 9,729,000 125,420
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(c) .......... 21 36,750,000 11,550
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(c) .......... 20 36,200,000 48,200
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(c) .......... 21 38,220,000 138,180
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(c) .......... 21 37,170,000 87,780
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(c) .......... 231 42,504,000 4,620
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(c) .......... 217 39,819,500 20,615
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(c) .......... 216 40,716,000 52,920
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(c) ............. 1,194 635,805,000 214,920
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(c) ............. 587 316,980,000 228,930
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(c) ............. 96 49,440,000 20,640
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(c) ............. 94 49,350,000 32,900
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(c) ............. 438 232,140,000 219,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(c) ............. 76 39,900,000 60,420
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(c) ............. 84 43,470,000 67,620
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(c) ........... 2,124 55,224,000 4,248
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(c) ........... 1,766 45,209,600 6,181
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(c) ........... 2,307 59,982,000 18,456
1,407,775
Total Purchased Options (Cost $3,257,993) ........................................... 2,456,042
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $676,118) ......................................................... 676,118 676,118

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Total Investments – 102.6%
(Cost $202,462,495) ........................................................... $ 201,661,115
Liabilities in Excess of Other Assets – (2.6)% ......................................... (5,030,736)
Net Assets – 100.0% ............................................................ $ 196,630,379
Number of
Contracts Notional Amount
Written Options – (2.4)%
Puts – Exchange-Traded – (2.4)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (430) $ (10,320,000) $ (75,465)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (866) (21,650,000) (225,160)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (423) (11,844,000) (610,178)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (21) (38,850,000) (137,760)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (20) (38,300,000) (470,600)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (21) (40,320,000) (656,985)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (21) (39,270,000) (386,295)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (231) (45,738,000) (212,520)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (217) (41,989,500) (157,325)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (216) (42,876,000) (430,920)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (1,194) (629,835,000) (155,220)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (587) (311,110,000) (89,517)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (438) (227,760,000) (116,070)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (96) (51,600,000) (92,160)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (94) (51,465,000) (222,310)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (76) (41,990,000) (364,420)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (84) (45,570,000) (267,540)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (2,124) (57,348,000) (8,496)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (1,766) (47,328,800) (15,011)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (2,307) (62,058,300) (39,219)
(4,733,171)
Total Written Options (Premiums Received $2,893,861) ................................. $ (4,733,171)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $43,497,960 have been pledged as collateral for options as of March 31, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 101.0%
Purchased Options ............................................................................ 1.3%
Money Market Funds .......................................................................... 0.3%
Total Investments ............................................................................. 102.6%
Liabilities in Excess of Other Assets ............................................................... (2.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.